Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Thousands		3 Months Ended		9 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	¥ 62,509,000	¥ 54,439,000	¥ 59,714,000	¥ 49,780
Interest income on impaired loans		213,000	114,000	586,000	589
Interest on impaired loans collected in cash		207,000	114,000	543,000	548
Consumer - Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]				4,121
Interest income on impaired loans					105
Interest on impaired loans collected in cash					103
Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]				4,029
Interest income on impaired loans					46
Interest on impaired loans collected in cash					40
Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]				12,376
Interest income on impaired loans					148
Interest on impaired loans collected in cash					127
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	25,781,000	22,433,000	24,268,000	20,526
Interest income on impaired loans		106,000	78,000	341,000	299
Interest on impaired loans collected in cash		100,000	78,000	300,000	270
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	5,840,000	4,561,000	4,906,000
Interest income on impaired loans		34,000	16,000	109,000
Interest on impaired loans collected in cash		32,000	16,000	105,000
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	3,908,000	4,003,000	3,924,000
Interest income on impaired loans		13,000	14,000	44,000
Interest on impaired loans collected in cash		13,000	14,000	38,000
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	16,033,000	13,869,000	15,438,000
Interest income on impaired loans		59,000	48,000	188,000
Interest on impaired loans collected in cash		55,000	48,000	157,000
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	33,618,000	27,695,000	31,962,000	24,493
Interest income on impaired loans		54,000	26,000	106,000	248
Interest on impaired loans collected in cash		54,000	26,000	104,000	237
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	111,000	242,000	172,000	249
Interest income on impaired loans		0	0	2,000	4
Interest on impaired loans collected in cash		0	0	2,000	4
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	2,495,000	2,173,000	3,077,000	2,607
Interest income on impaired loans		0	0	0	0
Interest on impaired loans collected in cash		0	0	0	0
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	8,312,000	2,417,000	5,260,000	2,490
Interest income on impaired loans		6,000	8,000	25,000	26
Interest on impaired loans collected in cash		6,000	8,000	25,000	26
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	499,000	1,472,000	940,000	1,536
Interest income on impaired loans		4,000	5,000	18,000	29
Interest on impaired loans collected in cash		4,000	5,000	18,000	23
Corporate borrowers | Other Corporate Loan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	22,201,000	21,391,000	22,513,000	17,611
Interest income on impaired loans		44,000	13,000	61,000	189
Interest on impaired loans collected in cash		44,000	13,000	59,000	184
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	3,110,000	4,311,000	3,484,000	4,761
Interest income on impaired loans		53,000	10,000	139,000	42
Interest on impaired loans collected in cash		¥ 53,000	¥ 10,000	¥ 139,000	¥ 41

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.